Exploration and evaluation assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning balance	$ 3,337,965
Ending balance	5,316,873	$ 3,337,965
Property, plant and equipment	5,316,873	3,337,965
Exploration and evaluation assets [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning balance	292,278	274,830
Acquisitions	28,572	2,247
Additions	14,372	29,856
Changes in asset retirement obligations	629	(30)
Transfers to capital assets	(29,615)	(8,187)
Depreciation	(5,942)	(11,727)
Foreign exchange	3,001	5,289
Ending balance	303,295	292,278
Property, plant and equipment	292,278	292,278
Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning balance	354,615
Ending balance	371,015	354,615
Property, plant and equipment	371,015	354,615
Exploration and evaluation assets [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning balance	(62,337)
Ending balance	(67,720)	(62,337)
Property, plant and equipment	$ (67,720)	$ (62,337)